Investments in Affiliates and Joint Ventures (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (47,630)	$ (3,547)
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(27,457)	15,541
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(18,135)	(16,985)
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	0	(2,047)
Avenir
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	(1,228)	0
Others
Schedule of Equity Method Investments [Line Items]
Equity in net losses of affiliates	$ (810)	$ (56)